KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2023 (UNAUDITED)

Number
of Shares			Value
		COMMON STOCKS - 97.0%

		Basic Materials - 2.3%
16,507		Innospec, Inc.	$1,657,963

		Communications - 7.9%
19,570		Alphabet, Inc. - Class A *	2,342,529
13,190		Anterix, Inc. *	417,991
23,150		eBay, Inc.	1,034,573
5,350		Liberty SiriusXM Group - Class A *	175,534
30,880		Liberty SiriusXM Group - Class C *	1,010,702
7,170		The Walt Disney Co. *	640,138
			5,621,467
		Consumer Cyclical - 15.2%
1,733		AutoZone, Inc. *	4,320,993
23,019		Dollar Tree, Inc. *	3,303,226
50,380		The Shyft Group, Inc.	1,111,383
15,043		Visteon Corp. *	2,160,325
			10,895,927
		Consumer Non Cyclical - 14.7%
159,370		Alight, Inc. - Class A *	1,472,579
36,980		API Group Corp. *	1,008,075
21,471		Brink's Co.	1,456,378
30,611		Colliers International Group, Inc.	3,005,694
20,654		GXO Logistics, Inc. *	1,297,484
4,675		ICU Medical, Inc. *	833,038
18,410		Inmode Ltd. *	687,614
20,590		Stride, Inc. *	766,566
			10,527,428
		Energy - 5.7%
43,825		Coterra Energy, Inc.	1,108,773
17,723		Marathon Petroleum Corp.	2,066,502
4,230		Pioneer Natural Resources Co.	876,371
			4,051,646
		Financial - 12.3%
9,300		Aon Plc - Class A	3,210,360
6,821		Brookfield Asset Management Ltd. - Class A	222,569
27,285		Brookfield Corp.	918,140
1,816		Markel Corp. *	2,511,855
27,024		Voya Financial, Inc.	1,937,891
			8,800,815
		Industrials - 21.1%
36,270		Canadian Pacific Kansas City Ltd.	2,929,528
22,393		EMCOR Group, Inc.	4,137,779
35,164		MasTec, Inc. *	4,148,297
19,485		Republic Services, Inc.	2,984,517
39,844		RXO, Inc. *	903,263
			15,103,384
		Technology - 15.5%
4,908		Broadcom, Inc.	4,257,347
1,465		Constellation Software, Inc. *	3,035,345
54,055		Dropbox, Inc. - Class A *	1,441,647
4,395		Lumine Group, Inc. *	60,281
33,582		SS&C Technologies Holdings, Inc.	2,035,069
2,725		Topicus.com, Inc. *	223,492
			11,053,181
		Utilities - 2.3%
62,769		Vistra Energy Corp.	1,647,686

		TOTAL COMMON STOCKS (Cost $30,629,023)	69,359,497

		MONEY MARKET FUND - 3.1%

2,246,173		First American Government Obligations Fund - Class X - , 5.01% **	2,246,173
		(Cost $2,246,173)
		Total Investments (Cost $32,875,196) - 100.1%	71,605,670
		Other Assets and Liabilities, Net - (0.1)%	(56,756)
		TOTAL NET ASSETS - 100.0%	$71,548,914

	*	Non-income producing security.
	**	Rate in effect as of June 30, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,359,497	$-	$-	$69,359,497
Short-Term Investment	2,246,173	-	-	2,246,173
Total Investments	$71,605,670	$-	$-	$71,605,670

Refer to the Schedule of Investments for industry classifications.